Average Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF
	Dec. 30, 2023
Fidelity Preferred Securities & Income ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(16.99%)
Since Inception	(10.46%)	[1]
Fidelity Preferred Securities & Income ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.42%)
Since Inception	(11.76%)	[1]
Fidelity Preferred Securities & Income ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.79%)
Since Inception	(8.25%)	[1]
IXW48
Average Annual Return:
Past 1 year	(14.85%)
Since Inception	(9.22%)	[1]
IXW8C
Average Annual Return:
Past 1 year	(15.08%)
Since Inception	(9.38%)	[1]

[1]	AFrom June 15, 2021.